ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Information To Statements Of Comprehensive Loss
Revenues from lease	$ 10,995	$ 13,449	$ 13,628
Revenues from sale	16,182	16,208	8,429
Revenue	$ 27,177	$ 29,657	$ 22,057